Shareholder Report, Average Annual Return (Details)	12 Months Ended	52 Months Ended	60 Months Ended	82 Months Ended	87 Months Ended	89 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000210490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	(6.15%)		(2.24%)			8.49%
C000210491
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	(2.14%)		(1.82%)			8.74%
C000176825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000176824
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000224371
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000176826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000233650
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	6.58%		8.01%	8.11%
C000233649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	11.20%		8.87%	8.75%
C000192445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000192444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000192446
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000233648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	(7.91%)		6.77%	5.78%
C000233647
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	(4.02%)		7.60%	6.39%
C000192442
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000192441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000233646
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000192443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000207660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000207658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000207659
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000217746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	4.56%	1.10%
C000217747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	5.71%	0.96%
C000217748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000217745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000205755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	8.36%		2.21%		3.34%
C000205756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	10.81%		2.21%		3.25%
C000180738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000180737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000180741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
Without Sales Load [Member] | C000210490
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.42%)		(1.07%)			9.36%
Without Sales Load [Member] | C000210491
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.14%)		(1.82%)			8.74%
Without Sales Load [Member] | C000176825
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.34%)		(1.03%)			9.28%
Without Sales Load [Member] | C000176824
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.08%)		(0.70%)			9.66%
Without Sales Load [Member] | C000224371
Average Annual Return [Line Items]
Average Annual Return, Percent	0.00%		(0.72%)			9.65%
Without Sales Load [Member] | C000176826
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.17%)		(0.78%)			9.56%
Without Sales Load [Member] | C000233650
Average Annual Return [Line Items]
Average Annual Return, Percent	13.05%		9.29%	9.06%
Without Sales Load [Member] | C000233649
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%		8.87%	8.75%
Without Sales Load [Member] | C000192445
Average Annual Return [Line Items]
Average Annual Return, Percent	13.09%		9.33%	9.08%
Without Sales Load [Member] | C000192444
Average Annual Return [Line Items]
Average Annual Return, Percent	13.53%		9.69%	9.46%
Without Sales Load [Member] | C000192446
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%		9.53%	9.34%
Without Sales Load [Member] | C000233648
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.26%)		8.04%	6.70%
Without Sales Load [Member] | C000233647
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.02%)		7.60%	6.39%
Without Sales Load [Member] | C000192442
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.17%)		8.10%	6.75%
Without Sales Load [Member] | C000192441
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.94%)		8.44%	7.10%
Without Sales Load [Member] | C000233646
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.85%)		8.44%	7.10%
Without Sales Load [Member] | C000192443
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.95%)		8.33%	7.01%
Without Sales Load [Member] | C000207660
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%		4.17%				2.90%
Without Sales Load [Member] | C000207658
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%		4.51%				3.20%
Without Sales Load [Member] | C000207659
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%		4.44%				3.16%
Without Sales Load [Member] | C000217746
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	1.70%
Without Sales Load [Member] | C000217747
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%	0.96%
Without Sales Load [Member] | C000217748
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%	1.45%
Without Sales Load [Member] | C000217745
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%	2.05%
Without Sales Load [Member] | C000205755
Average Annual Return [Line Items]
Average Annual Return, Percent	12.63%		3.00%		3.88%
Without Sales Load [Member] | C000205756
Average Annual Return [Line Items]
Average Annual Return, Percent	11.81%		2.21%		3.25%
Without Sales Load [Member] | C000180738
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%		2.99%		3.77%
Without Sales Load [Member] | C000180737
Average Annual Return [Line Items]
Average Annual Return, Percent	12.89%		3.30%		4.12%
Without Sales Load [Member] | C000180741
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%		3.25%		4.06%
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%			14.39%
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%			14.39%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%			14.39%
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%			14.39%
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%			14.39%
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%			14.39%
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	12.93%		8.89%	8.50%
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	12.93%		8.89%	8.50%
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	12.93%		8.89%	8.50%
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	12.93%		8.89%	8.50%
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	12.93%		8.89%	8.50%
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	11.24%		8.01%	7.17%
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	11.24%		8.01%	7.17%
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	11.24%		8.01%	7.17%
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	11.24%		8.01%	7.17%
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	11.24%		8.01%	7.17%
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	11.24%		8.01%	7.17%
AMERICAN BEACON INDEX: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.40%		2.16%				1.51%
AMERICAN BEACON INDEX: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.40%		2.16%				1.51%
AMERICAN BEACON INDEX: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.40%		2.16%				1.51%
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate Index
Average Annual Return, Percent	6.01%	1.55%
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate Index
Average Annual Return, Percent	6.01%	1.55%
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate Index
Average Annual Return, Percent	6.01%	1.55%
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate Index
Average Annual Return, Percent	6.01%	1.55%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.20%		0.25%		1.58%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.20%		0.25%		1.58%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.20%		0.25%		1.58%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.20%		0.25%		1.58%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.20%		0.25%		1.58%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%	14.16%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%	14.16%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%	14.16%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%	14.16%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%	14.16%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%	14.16%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%	14.16%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%	14.16%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%	14.16%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%	14.16%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	24.56%		15.05%	14.16%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.63%		(0.23%)				1.35%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.63%		(0.23%)				1.35%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.63%		(0.23%)				1.35%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.20%	(0.63%)
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.20%	(0.63%)
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.20%	(0.63%)
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.20%	(0.63%)